UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

Investment Company Act File Number: 811-22299

RENN Fund, Inc.

8080 N. Central Expressway, Suite 210, LB - 59 Dallas, Texas 75206-1857
(Address of Principal Executive Offices) (Zip Code)
Russell G. Cleveland 8080 N. Central Expressway, Suite 210, LB-59 Dallas, Texas 75206-1857
(Name and Address of Agent for Service)
Registrant’s telephone number: 214-891-8294 Date of Fiscal Year-End: 12/31/2013 Date of reporting period: 7/1/2013 – 6/30/2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form-N-PX, and the Commission will make this information public.

Item 1:  Proxy Voting Record.

Disclosed is the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

Bovie Medical Corporation
Ticker:                BVX                                      Security ID:          10211F100
Meeting Date:  July 17, 2014                        Meeting Type:      Annual
Record Date:    June 9, 2014

Proposal	Recommend	Vote Cast	Sponsor

1.1 Director Andrew Makrides	For	For	Management
1.2 Director Robert L. Gershon	For	For	Management
1.3 Director J. Robert Saron	For	For	Management
1.4 Director Michael Geraghty	For	For	Management
1.5 Director Ian Sheffield	For	For	Management
1.6 Director Lawrence J. Waldman	For	For	Management
1.7 Director John C. Andres	For	For	Management
2. The ratification of the appointment of Kingery & Crouse PA as the company's independent public accountants for the year ending Decenber 31, 2014.	For	For	Management
3. The approval of a non-binding advisory proposal approving a resolution supporting the compensation of named executive officers	For	For	Management

Charles & Colvard, Ltd.
Ticker: CTHR                                                     Security ID:       159765-106
Meeting Date:    May 21, 2014                         Meeting Type:   Annual
Record Date:      March 31, 2014

Proposal	Recommend	Vote Cast	Sponsor

1.1 Director David B. Barr	For	For	Management
1.2 Director H. Marvin Beasley	For	For	Management
1.3 Director Anne M. Butler	For	For	Management
1.4 Director George R. Cattermole	For	For	Management
1.5 Director Randall N. McCullough	For	For	Management
1.6 Director Ollin B. Sykes
2. Proposal to ratify the appointment of BDO USA, LLP as the company's independent registered public accounting firm for the year ending December 31, 2014.	For	For	Management
3. Proposal to vote, on an advisory (nonbinding) basis, to approve executive compensation.	For	For	Management

Flamel Technologies
Ticker: FLML                                               Security ID:      338488109
Meeting Date:   February 11, 2014           Meeting Type:  Special Meeting of Shareholders
Record Date:     January 17, 2014

Proposal	Recommend	Vote Cast	Sponsor

1. Authorization to be granted to the Board of Directors for issue...( due to space limits, see proxy material for full proposal).	For	For	Management
2. Authorization to be granted to the Board of Directors for issue...(due to space limits, see proxy material for full proposal).	For	For	Management
3. Cancellation of the preferential right of subscription..(due to space limits, see proxy material for full proposal).	For	For	Management
4. Limitation to the total number of shares to be issued pursuant to the first and second resolutions to fifteen million (15,000,000) shares.	For	For	Management
5. Authorization to be granted to the Board of Directors for issue...(due to space limits, see proxy material for full proposal).	For	For	Management
6. Cancellation of the preferential right of subscription..(due to space limits, see proxy material for full proposal).	For	For	Management
7. Authorization to be granted to the Board of Directors to ...(due to space limits, see proxy material for full proposal).	Against	Against	Management
8. Cancellation of the preferential right of subscription attributed to the shareholders with respect to the capital increase set forth in the seventh resolution to the benefit of a category of persons consisting of employees of the company.	Against	Against	Management
9. Powers for Formalities	For	For	Management

Flamel Technologies
Ticker:                   FLML                                   Security ID:       338488109
Meeting Date:       June 24, 2014                     Meeting Type:   Annual
Record Date:         May 15, 2014

Proposal	Recommend	Vote Cast	Sponsor

1. Approval of Statutory accounts for year ended 12/31/2013	For	For	Management
2. Allocation of results	For	For	Management
3. Renewal of Mr. Anderson as Director	For	For	Management
4. Renewal of Mr. Cerutti as Director	For	For	Management
5. Renewal of Mr. Fildes as Director	For	For	Management
6. Renewal of Ambassador Stapleton as Director	For	For	Management
7. Appointment of Mr. Navarre as New Director	For	For	Management
8. Appointment of Mr. Van Assche as New Director	For	For	Management
9. Renewal of the permanent and deputy statutory auditors.	For	For	Management
10. Annual amount of Directors' attendance fees (Jetons De Presence).	For	For	Management
11. Approval of agreements referred to in Article L. 225-38	For	For	Management
ET SEQ. of the French Commercial Code.
E12.  Authorization to allocate a maximum number of 250,000 free shares for the benefit of the employees of the group as well as to corporate officers of the company, which implies waiving of preferential subscription rights of shareholders in favor of the beneficiaries of the said shares.
	For	For	Management
E13. Authorization to allocate maximum number of 1,700,000 stock options for the benefit of the employees of the group as well as to corporate officers of the company, which implies waiving of preferential subscripition rights of shareholders on shares issued upon exercise of such options.
	For	For	Management
E14.   Authorization to issue a maximum number of three hundred thousand 300,000 stock warrants reserved for a category of persons defined by the fifteenth resolution; which implies waiving of preferential subscription rights of shareholders on shares issued upon exercise of such warrants.
	For	For	Management
E15. Cancellation of the preferential right of subscription attributed to the shareholders with respect  to the capital increase set forth in the fourteenth resolution to the benefit of a
category of persons consisting of the company's Directors who are neither authorized agents nor employees of the company, but including the chairman of the Board of Directors.	For	For	Management
E16. Authorization to be granted to the Board of Directors
for increase the share capital by issuing of shares reserved for the members of a company savings plan established in application of articles L.3332-18 ET SEQ. of the French Labor code.
	Against	Against	Management
E17.   Cancellation of the preferential right of subscription
attributed to the shareholders with respect to the capital increase set forth in the sixteenth resolution to the benefit of a category of persons consisting of employees of the company.	Against	Against	Management
E18. Amendment of the company's bylaws.	For	For	Management
E19. Powers for formalities.	For	For	Management

Points International Ltd.
Ticker:                  PTSEF                              Security ID:         730843109
Meeting Date:     May 8, 2014                      Meeting Type:     Annual
Record Date:       March 31, 2014

Proposal	Recommend	Vote Cast	Sponsor

1.1 Director Bernay Box	For	For	Management
1.2 Director Christopher Barnard	For	For	Management
1.3 Director Michael Beckerman	For	For	Management
1.4 Director Douglas Carty	For	For	Management
1.5 Director Bruce Croxon	For	For	Management
1.6 Director Robert MacLean	For	For	Management
1.7 Director John Thompson	For	For	Management
2. The appointment of KPMG LLP as auditors of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration.	For	For	Management

Tiger Media Inc.
Ticker:                   IDI                                                Security ID:       G8005Y106
Meeting Date:     December 17, 2013                     Meeting Type:   Annual
Record Date:       October 28, 2013

Proposal	Recommend	Vote Cast	Sponsor

1. To elect Mr. Robert Fried as a Director of the Company	For	For	Management
2. To elect Mr. Chi-Chuan (Frank) Chen as a Director of the Company	For	For	Management
3. To elect Mr. Yunan (Jeffrey) Ren as a Director of the Company	For	For	Management
4. To elect Mr. Steven D. Rubin as a Director of the Company	For	For	Management
5. To elect Mr. Peter W.H. Tan as a Director of the Company
6.  To amend the company's amended and restated 2008 share incentive plan (The "2008 Plan") by increasing the number of authorized ordinary shares available for grant under the 2008 plan from 4,500,000 ordinary shares to 6,000,000 ordinary shares.
	For	For	Management

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                        RENN Global Entrepreneurs Fund, Inc.
                                            /s/ Russell Cleveland
By:                                     Russell Cleveland
Title:                                  President, CEO & Director
Date:                                  August 29, 2014